Shareholders' equity and dividends	12 Months Ended
Dec. 31, 2021
Shareholders equity and dividends [Abstract]
Shareholders equity and dividends [text block]
18 Shareholders' equity and dividends
At 31 December 2021, Equinor’s share capital of NOK 8,144,219,267.50

(USD
1,163,987,792 ) comprised 3,257,687,707

shares at a
nominal value of NOK 2.50 . Share capital at 31 December 2020 was NOK 8,144,219,267.50

(USD
1,163,987,792 ) comprised
3,257,687,707

shares at a nominal value of NOK
2.50 .
Equinor ASA has only one class of shares and all shares have voting rights. The holders of shares are entitled to receive dividends as
and when declared and are entitled to one vote per share at the annual general meeting of the company.
During 2021 dividend for the third and for the fourth quarter of 2020 and dividend for the first and second quarter of 2021 were settled.
Dividend declared but not yet settled, is presented as dividends payable in the Consolidated balance sheet. The Consolidated statement of changes in equity shows declared dividend in the period (retained earnings). Dividend declared in 2021 relate to the
fourth quarter of 2020 and to the first three quarters of 2021.
On 8 February 2022, the board of directors proposed to declare a dividend for the fourth quarter of 2021 of USD
0.20

per share and
an extraordinary dividend of USD 0.20

per share (subject to annual general meeting approval). The Equinor share will trade ex-
dividend 12 May 2022 on Oslo Børs and for ADR holders on New York Stock Exchange. Record date will be 13 May 2022 and payment date will be 27 May 2022.
At 31 December
(in USD million) 2021 2020
Dividends declared 2,041

1,833

USD per share or ADS 0.6300

0.5600

Dividends paid 1,797

2,330

USD per share or ADS 0.5600

0.7100

NOK per share 4.8078

6.7583
Share buy-back programme
In July 2021 Equinor launched the first tranche of around USD 300 million of the new share buy-back programme, for 2021, totalling
USD 600

million. In October 2021 Equinor announced an increase in the second tranche of the new share buy-back programme, from
initially USD 300

million to USD
1.0

billion. For the first tranche Equinor entered into an irrevocable agreement with a third party for up to USD 99

million of shares to be purchased in the open market, while for the second tranche a similar irrevocable agreement with a
third party was entered into for up to USD 330

million of shares to be purchased in the open market. For the first tranche around

USD
201

million, and for the second tranche around USD
670

million worth of shares from the Norwegian State will in accordance with an agreement with the Ministry of Petroleum and Energy be redeemed at the next annual general meeting in May 2022, in order for the
Norwegian State to maintain their ownership percentage in Equinor.
The first order in the open market was concluded in September 2021. The second order in the open market was concluded in January
2022. As of 31 December, USD 99

million order from the first trance has been acquired in the open market and the full amount has
been settled, while USD 232

million of the USD
330

million second order has been acquired in the open market, of which USD
222
million has been settled.
Due to the irrevocable agreement with the third party, both the first and second order in the open market, in total USD 429 million, has
been recognised as a reduction in equity as treasury shares. The remaining order of the second tranche has been accrued for and
along with acquired shares not settled, classified as Trade, other payables and provisions. The recognition of the State’s share will be deferred until the decision at the annual general meeting in May 2022.
On 8 February 2022, the Board announced an annual share buy-back programme for 2022 with up to USD
5.0

billion, including
shares to be redeemed from the Norwegian State, subject to authorisation from the annual general meeting.

The annual share buy-
back programme is expected to be executed when Brent Blend oil price is in or above the range of
50 - 60

USD/bbl, Equinor’s net debt
to capital employed adjusted stays within the communicated ambition of 15 - 30

% and this is supported by commodity prices. The
purpose of the share buy-back programme is to reduce the issued share capital of the company. All shares repurchased as part of the programme will be cancelled.
On 8 February 2022, the board of directors resolved the commencement of the first tranche of the share buy-back programme for
2022 of a total of USD 1.0

billion, including shares to be redeemed from the Norwegian State. The first tranche will end no later than
25 March 2022..
Number of shares 2021 2020
Share buy-back programme at 1 January 0 23,578,410

Purchase 13,460,292

3,142,849

Cancellation 0 (26,721,259)
Share buy-back programme at 31 December 13,460,292

0
Employees share saving plan
Number of shares 2021 2020
Share saving plan at 1 January 11,442,491

10,074,712

Purchase 3,412,994

4,604,106

Allocated to employees (2,744,381) (3,236,327)
Share saving plan at 31 December 12,111,104

11,442,491
In 2021 and 2020 treasury shares were purchased and allocated to employees participating in the share saving plan for USD
75
million and USD 68

million, respectively. For further information, see note 7 Remuneration.